Income Taxes - Components of Current and Deferred Income Tax Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Current income tax	$ 0	$ 0	$ 0
Deferred income tax	16.3	17.7	14.2
Total Income tax expense	$ 16.3	$ 17.7	$ 14.2